Private Placement Liability and Private Placement Derivative - Additional Information (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Disclosure Private Placement Liability and Private Placement Derivative [Line Items]
Conversion event description	one-for-one basis
Private Placement derivatives (loss) gain	$ 0	$ (306,646)
Private placement derivatives gain (loss) prior to conversion		$ 306,600